Related party transactions (Tables)	12 Months Ended
Mar. 29, 2026
Related party transactions [abstract]
Schedule of Transactions between Related Parties
Key management consists of the Board of Directors, the Chairman and Chief Executive Officer and the executives who report to the Chairman and Chief Executive Officer.

	Year ended
	March 29, 2026	March 30, 2025	March 31, 2024
	$	$	$
Short term employee benefits	17.7	13.6	10.8
Long term employee benefits	0.2	0.3	0.2
Termination benefits	—	0.5	1.0
Share-based compensation	15.4	11.6	7.3
Compensation expense	33.3	26.0	19.3